Reinsurance (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Ceded Credit Risk [Line Items]
Reinsurance ACL and deposit assets	$ 315.0	$ 202.0
Maximum retention per single insured life on fixed and VUL insurance contracts	$ 20.0
Percent of mortality risk reinsured on newly issued non-term life insurance contracts	21.00%
Realized gains (losses)	$ 418.0	859.0	$ (526.0)
Swiss Re [Member]
Ceded Credit Risk [Line Items]
Reinsurance receivable	1,600.0
Trust funded to support reinsurance receivable	710,000.0	1,000.0
LNBAR [Member]
Ceded Credit Risk [Line Items]
Reinsurance Recoverables, Gross	21,300.0	23,900.0
Reinsurance receivable	2,200.0	1,900.0
Trust funded to support reinsurance receivable	2,200.0	3,000.0
Protective [Member]
Ceded Credit Risk [Line Items]
Reinsurance Recoverables, Gross	9,400.0	11,500.0
Protective [Member] | Ceded Credit Risk, Secured [Member]
Ceded Credit Risk [Line Items]
Reinsurance Recoverables, Gross	11,500.0	14,000.0
Athene Holding Ltd. [Member]
Ceded Credit Risk [Line Items]
Deposit assets	3,800.0	5,000.0
Amount of amortization, after-tax, of deferred gain on business sold	25.0	26.0	$ 29.0
Reserves associated with modified coinsurance reinsurance arrangements	3,809.0	$ 5,404.0
Letter of credit	117.0
Athene Holding Ltd. [Member] | Ceded Credit Risk, Secured [Member]
Ceded Credit Risk [Line Items]
Reserves associated with modified coinsurance reinsurance arrangements	105.0
Resolution Life [Member]
Ceded Credit Risk [Line Items]
Reinsurance receivable	4,700.0
Resolution Life [Member] | Ceded Credit Risk, Secured [Member]
Ceded Credit Risk [Line Items]
Reinsurance Recoverables, Gross	$ 4,100.0